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                                                                               .

             AIM COMBINATION STOCK & BOND FUNDS                        INVESCO Technology Fund - Institutional Class
                                                                           Supplement dated May 17, 2004 to the
      INVESCO Core Equity Fund - Investor Class, Class                      Prospectus dated November 20, 2003,
                       A, B, C and K                                         as supplemented December 4, 2003,
         INVESCO Total Return Fund - Investor Class,                       December 16, 2003, January 16, 2004,
                     Class A, B, C and K                                    January 30, 2004, February 5, 2004,
            Supplement dated May 17, 2004 to the                             March 12, 2004 and March 31, 2004
            Prospectus dated November 25, 2003,
             as supplemented December 4, 2003,                                        AIM STOCK FUNDS
             December 16, 2003, January 16, 2004
                     and March 31, 2004                              INVESCO Dynamics Fund - Investor Class, Class A,
                                                                                        B, C and K
         INVESCO Total Return - Institutional Class                    INVESCO Small Company Growth Fund - Investor
            Supplement dated May 17, 2004 to the                                Class, Class A, B, C and K
             Prospectus dated November 25, 2003,                        INVESCO S&P 500 Index Fund - Investor Class
              as supplemented December 4, 2003,                            Supplement dated May 17, 2004 to the
             December 16, 2003, January 16, 2004                            Prospectus dated November 25, 2003,
                     and March 31, 2004                                      as supplemented December 4, 2003,
                                                                           December 15, 2003, December 16, 2003
                 AIM COUNSELOR SERIES TRUST                                  January 16, 2004, March 31, 2004
                                                                                    and April 28, 2004
          INVESCO Advantage Health Sciences Fund -
                      Class A, B, and C                              INVESCO Mid-Cap Growth Fund -Class A, B, C and K
              Supplement dated May 17, 2004 to                             Supplement dated May 17, 2004 to the
          the Prospectus dated November 25, 2003,                           Prospectus dated November 25, 2003,
              as supplemented December 4, 2003,                              as supplemented December 4, 2003,
           December 15, 2003, December 16, 2003,                           December 15, 2003, December 16, 2003,
             January 16, 2004 and March 31, 2004                             January 16, 2004, March 31, 2004
                                                                                    and April 28, 2004
        INVESCO Multi-Sector Fund - Class A, B, and C
            Supplement dated May 17, 2004 to the                        INVESCO Dynamics Fund - Institutional Class
             Prospectus dated November 25, 2003,                           Supplement dated May 17, 2004 to the
              as supplemented December 4, 2003,                             Prospectus dated November 25, 2003,
             December 16, 2003, January 16, 2004                             as supplemented December 4, 2003,
                     and March 31, 2004                                    December 15, 2003, December 16, 2003,
                                                                             January 16, 2004, March 31, 2004
                      AIM SECTOR FUNDS                                              and April 28, 2004

     INVESCO Energy Fund - Investor Class, Class A, B,                  INVESCO Mid-Cap Growth Fund - Institutional
                          C and K                                       Class Supplement dated May 17, 2004 to the
    INVESCO Financial Services Fund - Investor Class,                       Prospectus dated November 25, 2003,
                     Class A, B, C and K                                     as supplemented December 4, 2003,
    INVESCO Gold & Precious Metals Fund - Investor Class,                  December 15, 2003, December 16, 2003,
                      Class A, B and C                                       January 16, 2004, March 31, 2004
          INVESCO Health Sciences Fund - Investor                                   and April 28, 2004
                 Class, Class A, B, C and K
     INVESCO Leisure Fund - Investor Class, Class A, B,                 INVESCO S&P 500 Index Fund - Institutional
                         C and K                                        Class Supplement dated May 17, 2004 to the
         INVESCO Technology Fund - Investor Class,                          Prospectus dated November 25, 2003,
                   Class A, B, C and K                                       as supplemented December 4, 2003,
      INVESCO Utilities Fund - Investor Class,                             December 15, 2003, December 16, 2003,
                     Class A, B and C                                       January 16, 2004 and March 31, 2004
            Supplement dated May 17, 2004 to the
           Prospectus dated November 20, 2003, as                              AIM TREASURER'S SERIES TRUST
               supplemented November 20, 2003,
            December 4, 2003, December 16, 2003,                       INVESCO Treasurer's Money Market Reserve Fund
       January 16, 2004, January 30, 2004, February 5,                  INVESCO Treasurer's Tax-Exempt Reserve Fund
          2004, March 12, 2004 and March 31, 2004                          Supplement dated May 17, 2004 to the


      Prospectus dated November 25, 2003,                          INVESCO U.S. Government Money Fund - Investor Class
       as supplemented December 4, 2003,                                  Supplement dated May 17, 2004 to the
    December 16, 2003 and January 16, 2004                                 Prospectus dated November 25, 2003,
                                                                            as supplemented December 4, 2003,
                                                                         December 16, 2003 and January 16, 2004


This supplement supersedes and replaces in their entirety the supplements dated December 16, 2003 and January 16, 2004.

The information below applies to all AIM and INVESCO funds that offer Class B shares, with the exception of AIM Floating Rate Fund.

         Effective February 2, 2004, purchase orders for Class B shares will be limited to amounts of $100,000 or less. This means that the maximum amount that you may invest in any one account in Class B shares at one time is $100,000. Any purchase order for Class B shares in excess of $100,000 will be rejected. Although we are unable to monitor or enforce this new limitation for underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts, we have advised the brokers and administrators or sponsors of such accounts of this new limitation.

         For additional information regarding purchases and redemptions, including other limitations on purchasing Class B shares, see the "HOW TO BUY SHARES" section of the prospectus.

         If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

The following replaces in its entirety the first sentence appearing under the heading "HOW TO BUY SHARES - REDEMPTION FEE" in the prospectus of each INVESCO fund:

         "You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO Fund) within 30 days of their purchase:

         AIM Asia Pacific Growth Fund          AIM Global Value Fund
         AIM Developing Markets Fund           AIM International Emerging Growth Fund
         AIM European Growth Fund              AIM International Growth Fund
         AIM European Small Company Fund       AIM High Yield Fund
         AIM Global Aggressive Growth Fund     AIM Trimark Fund
         AIM Global Growth Fund                INVESCO International Core Equity Fund
         AIM Global Equity Fund                INVESCO S&P 500 Index Fund"

The following information replaces the information after the fifth bullet point of the second paragraph under the heading "HOW TO BUY SHARES - REDEMPTION FEE" of each fund's prospectus except for the INVESCO Treasurer's Money Market Reserve Fund, the INVESCO Treasurer's Tax-Exempt Reserve Fund prospectus and the INVESCO U.S. Government Money Fund - Investor Class prospectus:

    o "total or partial redemptions of shares acquired through reinvestment of dividends and other distributions; or
    o    redemptions initiated by an AIM or INVESCO Fund."

The following information replaces the information appearing after the fifth bullet point of the second paragraph under the heading "HOW TO SELL SHARES - REDEMPTION FEES (S&P 500 INDEX FUND ONLY)" of the INVESCO Dynamics Fund - Investor Class, Class A, B, and K, INVESCO Small Company Growth Fund - Investor Class, Class A, B, and K, and the INVESCO S&P 500 Index Fund - Investor Class prospectus:

    o "total or partial redemptions of shares acquired through reinvestment of dividends and other distributions; or

    o    redemptions initiated by an AIM or INVESCO Fund."


The following information replaces the information appearing after the fifth bullet point of the second paragraph under the heading "HOW TO SELL SHARES - REDEMPTION FEES" of the INVESCO International Core Equity Fund - Investor Class, Class A, B, C and R and the INVESCO Mid-Cap Growth Fund - Investor Class, Class A, B, C and K prospectuses only:

    o "total or partial redemptions of shares acquired through reinvestment of dividends and other distributions; or

    o    redemptions initiated by an AIM or INVESCO Fund."